Stock Based Compensation Plans: (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,443,000	6,753,188
Weighted average exercise price: Options outstanding	$ 2.21	$ 1.77
Options exercised	(37,500)	(285,240)
Weighted average exercise price: Options exercised	$ 1.82	$ 0.36
Options outstanding - end of period	5,405,500	6,467,948
Weighted average exercise price: Options outstanding - end of period	$ 2.21	$ 1.83
Options exercisable - end of period	4,455,500	4,849,198
Weighted average exercise price: Options exercisable - end of period	$ 2.28	$ 1.82